Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.24	As at 31.12.23
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	17,272	17,578
Performance guarantees, acceptances and endorsements	9,553	9,251
Total	26,825	26,829

Commitments
Documentary credits and other short-term trade related transactions	2,489	2,352
Standby facilities, credit lines and other commitments	347,530	335,583
Total	350,019	337,935
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on the Barclays Bank Group relating to legal and competition and regulatory matters can be found in Note 11 below.